Reverse Recapitalization (Details) - Schedule of Business Combination for Shares of Common Stock Issued	3 Months Ended
Mar. 31, 2024 shares
Class V Common Stock [Member]
Reverse Recapitalization (Details) - Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
ESGEN Class A common stock, outstanding prior to the Business Combination
Forfeiture of Class A founder shares
Less redemptions
Class A common stock of ESGEN
ESGEN Class B common stock, outstanding prior to the Business Combination
Business Combination shares
Sunergy Shares	33,730,000
Issuance of Class A Shares to third party advisors
Issuance of Class A Shares to backstop investor
Shares issued to sponsor	1,500,000
Common Stock immediately after the Business Combination	35,230,000
Class A Common Stock [Member]
Reverse Recapitalization (Details) - Schedule of Business Combination for Shares of Common Stock Issued [Line Items]
ESGEN Class A common stock, outstanding prior to the Business Combination	7,027,636
Forfeiture of Class A founder shares	(2,900,000)
Less redemptions	(1,159,976)
Class A common stock of ESGEN	2,967,660
ESGEN Class B common stock, outstanding prior to the Business Combination	1,280,923
Business Combination shares	4,248,583
Sunergy Shares
Issuance of Class A Shares to third party advisors	553,207
Issuance of Class A Shares to backstop investor	225,174
Shares issued to sponsor
Common Stock immediately after the Business Combination	5,026,964